Remeasurement of Acquisition Liabilities (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ (5,917)	$ (3,459)	$ (5,905)	$ (8,386)
Net income (loss) per share
Basic	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Diluted	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Number of shares used for computing
Basic	25,157	24,646	25,085	24,646
Diluted	25,157	24,646	25,085	24,646
Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	(1,675)	0	(6,755)	0
Interest Expense	1,857	0	1,857
Total	182		(4,898)	0
Net income (loss) before remeasurement of acquisition liabilities	$ (5,735)	$ (3,459)	$ (10,803)	$ (8,386)
Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$ (0.23)	$ (0.14)	$ (0.43)	$ (0.34)
Diluted	$ (0.23)	$ (0.14)	$ (0.43)	$ (0.34)